Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Mid Cap Value Fund, Series I shares, Invesco Van Kampen V.I. Mid Cap Value Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Value Fund | Series I shares, Invesco Van Kampen V.I. Mid Cap Value Fund
Annual Total Returns
'01	(3.15%)
'02	(28.02%)
'03	41.51%
'04	14.59%
'05	12.31%
'06	20.70%
'07	7.84%
'08	(41.29%)
'09	39.21%
'10	22.24%